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Allied Capital Corporation
1666 K Street, NW
Washington, DC  20006



Securities and Exchange Commission
450 5th Street, NW
Washington, DC  20549

RE:   Allied Capital Corporation
      Registration Statement on Form N-2
      File # 33-64629

Dear Commissioners:

Please be advised that, pursuant to Rule 497(j) of the Securities Act of 1933, Allied Capital Corporation does not intend to file copies of the form of prospectus and the Statement of Additional Information ("SAI") to be used in the offering of securities registered by the above-captioned registration statement, as (1) the form of prospectus and SAI that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 2 to such registration statement ("Amendment No. 2"), and (2) the text of Amendment No. 2 has been filed electronically.

Please contact the undersigned (202) 973-6326 if you have any questions.

Sincerely,


/s/ SUZANNE V. SPARROW
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Suzanne V. Sparrow
Vice President